SHARE-BASED COMPENSATION (Details) - $ / shares				12 Months Ended
	Feb. 28, 2018	Feb. 27, 2017	Jun. 30, 2013	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Mar. 31, 2015	Mar. 01, 2014	Feb. 26, 2013
Share-based compensation
Share options granted (in shares)	1,658,485			1,658,485
Forfeited (in shares)				9,650	1,885	16,050
Exercise price (in dollars per share)				$ 13.01
Grant date fair value of option (in dollars per share)				$ 21.30
Vested and exercisable ( in shares)	1,571,884
Options outstanding (in shares)	86,601			2,018,725	612,724	889,174		1,900,479
Minimum
Share-based compensation
Vesting period	1 month
Maximum
Share-based compensation
Vesting period	4 years
2013 February Plan
Share-based compensation
Maximum number of shares available for grant (in shares)										1,249,000
Share options granted (in shares)		1,249,000
Forfeited (in shares)		38,485
2014 Plan
Share-based compensation
Maximum number of shares available for grant (in shares)									1,620,000
Grant date fair value of option (in dollars per share)			$ 32.92
2014 Plan | $12.89
Share-based compensation
Maximum number of shares available for grant (in shares)							1,620,000
Exercisable exercise price (in dollars per share)							$ 12.8902
2014 Plan | Class A common shares
Share-based compensation
Maximum number of shares available for grant (in shares)			810,000
2014 Plan | Class A common shares | $12.89
Share-based compensation
Maximum number of shares available for grant (in shares)			810,000
Exercisable exercise price (in dollars per share)			$ 12.8902
PRC Citizen
Share-based compensation
Exercise price (in dollars per share)	$ 12.89
US Citizen
Share-based compensation
Exercise price (in dollars per share)	$ 32.92